Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these condensed consolidated financial statements with the SEC. Other than the below described subsequent events, there were no material subsequent events which affected, or could affect, the amounts or disclosures on the condensed consolidated financial statements.

Compensation Plans

From October 1, 2021 through the date these condensed consolidated financial statements were issued or were available to be issued, the Company granted approximately 90,000 restricted stock awards to employees and 910,000 common stock options exercisable for shares of its common stock to employees.

Long-term Debt

12% Second Amended Senior Secured Notes – The balance outstanding under the 12% Second Amended Senior Secured Notes as of the date these condensed consolidated financial statements were issued or were available to be issued was approximately $61.7 million, which included outstanding principal of approximately $48.8 million, payment of in-kind interest of approximately $12.3 million that the Company was permitted to add to the aggregate outstanding principal balance, and unpaid accrued interest of approximately $0.5 million.

Delayed Draw Term Note – The balance outstanding under the Delayed Draw Term Note as of the date these condensed consolidated financial statements were issued or were available to be issued was approximately $4.7 million, which included outstanding principal of approximately $3.6 million, and payment of in-kind interest of approximately $1.1 million that the Company was permitted to add to the aggregate outstanding principal balance.

Business Membership Agreement

Effective October 1, 2021, the Company entered into a business membership agreement with York Factory LLC, doing business as SaksWorks, that permits access to certain office space with furnishings, referred to as SaksWorks Memberships (each membership provides a certain number of accounts that equate to the use of the space granted). The term of the agreement is for twenty-seven months, with an initial period of three months at $25,000 per month for 30 accounts and secondary period for the remaining twenty-four months at $56,617 per month for 110 accounts. The agreement also provides for: (1) additional accounts at predetermined pricing; (2) early termination date of June 30, 2023 providing the Company gives notice by December 31, 2022; and (3) renewal of agreement at the end on the term for a twelve-month period at the then-current market price and pricing structure on such renewal date.

27.	Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC. Other than the below described subsequent events, there were no material subsequent events which affected, or could affect, the amounts or disclosures on the consolidated financial statements.

2019 Equity Incentive Plan

From January 2021 through the date these consolidated financial statements were issued or were available to be issued, the Company granted common stock options, restricted stock units and restricted stock awards totaling 83,590,165 (includes 11,158,049 stock options and 26,048,781 restricted stock units issued on February 18, 2021, see below for further details) shares of the Company’s common stock, of which 83,565,415 remain outstanding as of the date these consolidated financial statements were issued or were available to be issued, to acquire shares of the Company’s common stock to officers, directors, employees and consultants.

On January 8, 2021, the Company amended certain grants of common stock options under its 2019 Plan to remove certain vesting conditions for the performance-based awards, in general, the amendment provides that:

●	the common stock options will vest with respect to one-third of the grant when the option holder completes one year of continuous service beginning on the grant date; and
●	the remaining common stock options will vest monthly over twenty-four months when the option holder completes each month of continuous service thereafter.

On February 18, 2021, the Board approved an amendment to the Company’s 2019 Plan to increase the number of shares of the Company’s common stock, par value $0.01 per share, available for issuance under the 2019 Plan from 85,000,000 shares to 185,000,000 shares. Further, the Board approved up to an aggregate amount of 26,200,000 stock options to be made on or before March 18, 2021 for shares of the Company’s common stock to certain executive officers of the Company under the 2019 Plan. A total of 11,158,049 stock options were granted and designated as a non-qualified stock options, subject to certain terms and conditions.

On February 18, 2021, the Board approved the issuance of restricted stock units to certain executive officers of the Company under the 2019 Plan. A total of 26,048,781 restricted stock units were granted, subject to certain terms and conditions.

Appointments and Departures

On February 16, 2021, the Company announced the appointment of H. Robertson Barrett as the President of Maven Media Brands, LLC, a wholly owned subsidiary of Maven.

On March 9, 2021, the Company announced the appointment of Eric Semler as a director of the Company. On June 8, 2021, Mr. Semler resigned as a director of the Company.

On March 9, 2021, Josh Jacobs resigned as a director of the Company.

On June 10, 2021, David Bailey resigned as a director of the Company.

On June 11, 2021, the Company announced the appointment of Carlo Zola and Daniel Shribman as directors of the Company.

Preferred Stock

On May 4, 2021, a special committee of the Board declared a dividend of one preferred stock purchase right to be paid to the stockholders of record at the close of business on May 14, 2021 for (i) each outstanding share of the Company’s common stock and (ii) each share of the Company’s common stock issuable upon conversion of each share of the Company’s Series H Preferred Stock. Each preferred stock purchase right entitles the registered holder to purchase, subject to a rights agreement, from the Company one one-thousandth of a share of the Company’s newly created Series L Junior Participating Preferred Stock, par value $0.01 per share (the “Series L Preferred Stock”), at a price of $4.00, subject to certain adjustments. The Series L Preferred Stock will be entitled, when, as and if declared, to a preferential per share quarterly dividend payment equal to the greater of (i) $1.00 per share or (ii) 1,000 times the aggregate per share amount of all cash dividends, and 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions paid to the holders of the Company’s common stock. The Series L Preferred Stock will be entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of the Company’s common stock are converted or exchanged, the Series L Preferred Stock will be entitled to receive 1,000 times the amount received per one share of the Company’s common stock.

Long-Term Debt

12% Second Amended Senior Secured Notes – On May 19, 2021, the Company entered into an amendment to second amended and restated note purchase agreement (“Amendment 2”) with BRF Finance, an affiliated entity of B. Riley, in its capacity as agent for the purchasers and as purchaser, which further amended the 12% Second Amended Senior Secured Notes, dated March 24,2020, as amended. Pursuant to Amendment 2: (i) the interest rate on the 12% Second Amended Senior Secured Notes decreased from a rate of 12% per annum to a rate of 10% per annum; (ii) the interest rate on the Term Note decreased from a rate of 15% per annum to a rate of 10% per annum; and (iii) the Company agreed that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, it will prepay the certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions; provided, that, this mandatory prepayment obligation does not apply to any proceeds that the Company received from shares of the Company’s common stock issued pursuant to the securities purchase agreement (as further described below under the heading Common Stock) during the 90-day period commencing on May 20, 2021.

The balance outstanding under the 12% Second Amended Senior Secured Notes as of the date these consolidated financial statements were issued or were available to be issued was approximately $60.1 million, which included outstanding principal of approximately $48.8 million, payment of in-kind interest of approximately $10.8 million that the Company was permitted to add to the aggregate outstanding principal balance, and unpaid accrued interest of approximately $0.5 million.

Delayed Draw Term Note – On May 19, 2021, pursuant to Amendment 2, the interest rate on the Term Note decreased from a rate of 15% per annum to a rate of 10% per annum.

The balance outstanding under the Term Note as of the date these consolidated financial statements were issued or were available to be issued was approximately $4.6 million, which included outstanding principal of approximately $3.5 million, and payment of in-kind interest of approximately $1.1 million that the Company was permitted to add to the aggregate outstanding principal balance.

Paycheck Protection Program Loan – On June 22, 2021, the SBA has authorized full forgiveness of $5,702,725 under the PPP Loan, where the Company will not need to make any payments on the PPP Loan that JPMorgan Chase facilitates as an SBA lender. JPMorgan Chase will apply the forgiveness amount the SBA authorized, plus all accrued interest, to the Company’s PPP Loan. The requirements under this program are established by the SBA. All requests for PPP Loan forgiveness are subject to SBA eligibility.

Common Stock

On May 20, 2021 and May 25, 2021, the Company entered into securities purchase agreements with several accredited investors, pursuant to which the Company sold an aggregate of 21,435,718 shares of its common stock, at a per share price of $0.70 for aggregate gross proceeds of approximately $15.0 million in a private placement.

On June 2, 2021, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company sold an aggregate of 7,142,857 shares of its common stock, at a per share price of $0.70 for gross proceeds of approximately $5.0 million in a private placement that was in addition to the closings that occurred on May 20, 2021 and May 25, 2021 as referenced above. The Company intends to use the proceeds for general corporate purposes.

Pursuant to the registration rights agreements entered into in connection with the securities purchase agreements, the Company agreed to register the shares of the Company’s common stock issued in the private placements. The Company committed to file the registration statement on the earlier of: (i) in the event the Company does not obtain a waiver from the holders of the shares of the Company’s common stock that were issued upon the conversion of the Series K Preferred Stock (the “Waiver”), within ten (10) calendar days following the date the Company’s registration statement(s) on Form S-1, registering for resale shares of the Company’s common stock that were issued in connection with offerings prior to the date of the registration rights agreement (the “Prior Registration Statements”), is declared effective by the SEC; and (ii) in the event the Company does obtain the Waiver, the earliest practicable date on which the Company is permitted by the SEC guidance to file the initial registration statement following the filing of the Prior Registration Statements (the “Filing Date”). The Company also committed to cause the registration statement to become effective by no later than 90 days after the Filing Date (or, in the event of a full review by the staff of the SEC, 120 days following the Filing Date). The registration rights agreement provides for Registration Rights Damages upon the occurrence of certain events up to a maximum amount of 6% of the aggregate amount invested pursuant to the securities purchase agreements.

The security purchase agreements included a provision that requires the Company to maintain its periodic filings with the SEC in order to satisfy the public information requirements under Rule 144(c) of the Securities Act. If the Company fails for any reason to satisfy the current public information requirement at any time during the period commencing from the twelve (12) month anniversary of the date the Company becomes current in its filing obligations and ending at such time that all of the common stock may be sold without the requirement for the Company to be in compliance with Rule 144(c)(1) and otherwise without restriction or limitation pursuant to Rule 144, if the Company (i) shall fail for any reason to satisfy the current public information requirement under Rule 144(c) or (ii) has ever been an issuer described in Rule 144(i)(1)(i) or becomes an issuer in the future, and the Company shall fail to satisfy any condition set forth in Rule 144(i)(2) (a “Public Information Failure”) then, in addition to such purchaser’s other available remedies, the Company shall pay to a purchaser, in cash, as partial liquidated damages and not as a penalty, an amount in cash equal to one percent (1.0%) of the aggregate subscription amount of the purchaser’s shares then held by the purchaser on the day of a Public Information Failure and on every thirtieth (30th) day (pro-rated for periods totaling less than thirty days) thereafter until the earlier of (a) the date such Public Information Failure is cured up to a maximum of five (5) 30-day periods and (b) such time that such public information is no longer required for the purchasers to transfer the shares pursuant to Rule 144. Public Information Failure Damages shall be paid on the earlier of (i) the last day of the calendar month during which such Public Information Failure Damages are incurred and (ii) the third (3rd) business day after the event or failure giving rise to the Public Information Failure Damages is cured. In the event the Company fails to make Public Information Failure Damages in a timely manner, such Public Information Failure Damages shall bear interest at the rate of 1.0% per month (prorated for partial months) until paid in full.

Heckman Stock Option Modifications

On June 3, 2021, the Company and Mr. Heckman, the Company’s former Chief Executive Officer, entered into an amendment to certain option grants under the Company’s 2016 Plan and 2019 Plan. The amendment to the 2016 Plan options, clarifies that the option qualifies as a non-statutory stock option and that it remains exercisable for the remainder of the term of the option. The amendment to the 2019 Plan options, clarifies that the option qualifies as a non-statutory stock option and that it remains exercisable for the remainder of the term of the option. The 2019 Plan amendment also changed the vesting schedule of the option to provide for immediate vesting of 2,000,000 shares of options, with the remainder of the options being subject to performance-based vesting that is tied to the price of the Company’s common stock.

Acquisition of College Spun Media Incorporated

On June 4, 2021, the Company acquired all of the issued and outstanding shares of capital stock of College Spun Media Incorporated for an aggregate of $11.0 million in cash and the issuance of an aggregate of 4,285,714 restricted shares of the Company’s common stock, with one-half of the shares vesting on the first anniversary of the closing date and the remaining one-half of the shares vesting on the second anniversary of the closing date. The cash payment consists of: (i) $10.8 million paid at closing (additional cash paid at closing of $0.8 million represents adjusted cash pursuant to the agreement), and (ii) $0.5 million to be paid on the first anniversary of the closing and $0.5 million to be paid on the second anniversary date of the closing, subject to a customary working capital adjustment based on cash and accounts receivable as of the closing date. The vesting of shares of the Company’s common stock is subject to the continued employment of certain selling employees.